Other (expense) income	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Other (expense) income

Note 8	Other (expense) income

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2020	2019	2020	2019
Losses on retirements and disposals of property, plant and equipment and intangible assets		(54)	(1)	(70)	(6)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans		(9)	12	(37)	112
Early debt redemption costs	12	—	(18)	(17)	(18)
Equity gains (losses) from investments in associates and joint ventures
Gain (loss) on investment		11	(53)	21	(53)
Operations		(24)	(6)	(15)	5
Losses on investments		—	—	—	(4)
Other		(4)	12	(9)	15
Total other (expense) income		(80)	(54)	(127)	51

Losses on retirements and disposals of property, plant and equipment and intangible assets

In Q2 2020, we recorded a loss of $45 million due to a change in strategic direction related to the ongoing development of some of our TV platform assets under construction.
Equity gain (loss) from investments in associates and joint ventures
We recorded a gain on investment of $11 million and $21 million for the three and six months ended June 30, 2020, respectively, and a loss on investment of ($53) million for the three and six months ended June 30, 2019, related to equity gains (losses) on our share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.